Goodwill (Tables)	12 Months Ended
Dec. 31, 2013
Goodwill [Abstract]
Schedule Of Goodwill
Changes in the carrying amount of goodwill for the years ended December 31, 2013 and 2012 are as follows:

	December 31
	2013	2012
Balance at the beginning of the year	69	518
Increase due to increase in holding	-	20
Impairment on goodwill	-	(481)
Effect of translation adjustments	6	12

	75	69